Tangible Equity Units - Schedule of Proceeds from Issuance Allocated to Equity and Debt Based on Relative Fair Value of each TEU (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jan. 31, 2024
Class of Stock [Line Items]
Debt Component, Less: issuance costs	$ 47,045
TEUs
Class of Stock [Line Items]
Equity Component, Fair value per unit	$ 41.3382
Equity Component, Gross proceeds	$ 330,706
Equity Component, Less : issuance costs	9,095
Equity Component, Net proceeds	$ 321,611
Debt Component, Fair value per unit	$ 8.6618
Debt Component, Gross proceeds	$ 69,294
Debt Component, Less: issuance costs	1,905
Debt Component, Net proceeds	$ 67,389
Total, Fair value per unit	$ 50	$ 50
Total, Gross proceeds	$ 400,000
Total, Issuance costs	11,000
Total, Net proceeds	$ 389,000